UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31*
Date of reporting period:
July 31, 2026
*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Debt Fund

Class A-MEDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.07%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class A shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.05%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.05%	2.28%	3.31%
A with initial sales charge (4.25%)	3.46%	1.40%	2.86%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.07%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDA-ANN

MFS® Emerging Markets
Debt Fund

Class B-MEDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$188	1.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class B shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.24%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.24%	1.53%	2.54%
B with CDSC (declining over six years from 4% to 0%)×	3.24%	1.22%	2.54%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be (16.71)%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDB-ANN

MFS® Emerging Markets
Debt Fund

Class C-MEDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class C shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.24%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.24%	1.53%	2.54%
C with CDSC (1% for 12 months)×	6.24%	1.53%	2.54%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.17%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDC-ANN

MFS® Emerging Markets
Debt Fund

Class I-MEDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class I shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.33%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.33%	2.54%	3.55%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.25%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDI-ANN

MFS® Emerging Markets
Debt Fund

Class R1-MEDDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R1 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.15%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.15%	1.52%	2.53%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.24%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR1-ANN

MFS® Emerging Markets
Debt Fund
Class R2-MEDEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.32%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R2 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 7.77%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.77%	2.04%	3.05%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.78%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR2-ANN

MFS® Emerging Markets
Debt Fund

Class R3-MEDFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.07%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R3 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.05%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.05%	2.30%	3.31%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 7.97%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR3-ANN

MFS® Emerging Markets
Debt Fund

Class R4-MEDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.82%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R4 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.23%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.23%	2.54%	3.56%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.33%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR4-ANN

MFS® Emerging Markets
Debt Fund

Class R6-MEDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2026, Class R6 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.36%, at net asset value. This compares with a return of 8.81% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as investors required greater compensation for energy-driven inflation risks and higher geopolitical uncertainty. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Duration and yield curve positioning benefited the fund's relative performance over the reporting period.
    The fund’s lack of exposure to bonds issued by Bahrain, together with its underweight positions in debt issued by Indonesia, the Philippines, China, and Saudi Arabia, contributed positively to relative performance. Favorable bond selection within Nigeria, Argentina, Angola, and Uruguay provided further support to relative returns.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund’s out-of-benchmark exposure to US Treasury bonds, used primarily for duration exposure management, held back relative returns.
    The fund's exposure to Brazilian corporate bonds detracted from relative returns. The fund's underweight position in Venezuela, lack of exposure to Lebanese debt, and overweight country exposure to India also weighed on performance. Bond selection within Peru further detracted from relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 7/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.36%	2.65%	3.66%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	8.81%	2.20%	3.38%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/26
Net Assets ($):	7,540,819,295	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	433	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	49,802,662
Portfolio Turnover Rate (%):	83
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Issuer country weightings
Mexico	5.8%
Hungary	4.7%
United States	4.4%
Chile	4.3%
Argentina	4.2%
Saudi Arabia	4.0%
India	3.7%
Colombia	3.6%
South Africa	3.5%
Other Countries	61.8%
Composition including fixed income credit
quality
AA	0.9%
A	9.8%
BBB	31.4%
BB	30.3%
B	16.1%
CCC	4.3%
C	1.0%
D	0.2%
Not Rated	1.6%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to each series of the Registrant. The tables below set forth the audit fees billed to the series of the Registrant with a fiscal year end of July 31st (the "Fund") as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended July 31, 2026 and 2025, audit fees billed to the Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2026	2025
MFS Emerging Markets Debt Fund	81,546	80,994

For the fiscal years ended July 31, 2026 and 2025, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Emerging Markets	0	0	250	259	0	0
Debt Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS Emerging	0	0	0	0	170,568	78,600
Markets Debt Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2026		2025
To MFS Emerging Markets Debt Fund, MFS			360,798		412,910
and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Debt Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Debt Fund
Portfolio of Investments − 7/31/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Bonds – 95.3%
Angola – 2.1%
Azule Energy Finance PLC, 8.125%, 1/23/2030	$6,199,000	$6,294,435
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)	12,028,000	12,238,008
Azule Energy Finance PLC, 8.625%, 1/22/2033 (n)	13,669,000	13,977,624
Republic of Angola, 9.375%, 3/31/2033 (n)	26,828,000	27,644,539
Republic of Angola, 9.875%, 3/31/2037 (n)	21,924,000	22,718,095
Republic of Angola, 9.375%, 5/08/2048	16,803,000	16,145,031
Republic of Angola, 9.125%, 11/26/2049	38,260,000	35,916,545
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031 (n)	24,431,000	24,933,759
		$159,868,036
Argentina – 4.2%
City of Buenos Aires, 7.8%, 11/26/2033 (n)	$8,982,000	$9,372,178
Province of Córdoba, 8.6%, 2/03/2035 (n)	17,941,000	17,824,392
Provincia de Neuquen Argentina, 7.35%, 8/25/2034 (n)	16,274,000	15,968,862
Republic of Argentina, 8.1%, 12/11/2034 (n)	16,782,000	16,740,045
Republic of Argentina, 4.125%, 7/09/2035	128,244,000	101,376,882
Republic of Argentina, 5%, 1/09/2038	86,875,000	71,585,000
Republic of Argentina, 3.5%, 7/09/2041	109,745,000	81,101,555
		$313,968,914
Azerbaijan – 0.2%
State Oil Co. of the Azerbaijan Republic, 6.57%, 7/07/2056	$14,970,000	$14,814,876
Bahamas – 0.2%
Commonwealth of Bahamas, 8.95%, 10/15/2032	$10,215,000	$11,385,741
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)	6,847,000	7,563,676
		$18,949,417
Barbados – 0.3%
Republic of Barbados, 8%, 6/26/2035 (n)	$21,002,000	$22,209,615
Benin – 0.5%
Benin Sukuk S.A., 6.2%, 1/29/2033 (n)	$10,847,000	$10,426,483
Republic of Benin, 7.96%, 2/13/2038 (n)	14,701,000	15,210,695
Republic of Benin, 7.96%, 2/13/2038	1,600,000	1,655,473
Republic of Benin, 8.375%, 1/23/2041	600,000	636,149
Republic of Benin, 8.375%, 1/23/2041 (n)	9,873,000	10,467,832
		$38,396,632
Bermuda – 0.6%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$16,326,000	$14,611,770
Government of Bermuda, 2.375%, 8/20/2030	11,333,000	10,143,035
Government of Bermuda, 5%, 7/15/2032 (n)	15,292,000	15,062,620
Government of Bermuda, 5%, 7/15/2032	2,100,000	2,068,500
		$41,885,925
EMDFS-ANN

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – 1.6%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)		$10,260,000	$8,736,345
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)(n)		11,224,000	3,844,220
Banco do Brasil S.A. (Cayman Branch), 5.625%, 10/23/2031 (n)		7,822,000	7,678,857
Federative Republic of Brazil, 6.25%, 5/22/2036		20,814,000	20,158,359
Federative Republic of Brazil, 7.25%, 1/12/2056		17,100,000	16,381,800
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		9,654,800	9,496,269
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		1,931,136	1,899,426
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)		14,222,000	13,535,938
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)		15,584,000	8,257,182
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)		5,233,000	2,772,705
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		26,572,127	26,773,626
			$119,534,727
Bulgaria – 0.8%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	21,617,000	$24,017,357
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		15,096,000	17,154,720
Republic of Bulgaria, 4.125%, 5/07/2038		16,716,000	18,811,258
			$59,983,335
Cameroon – 0.2%
Republic of Cameroon, 8.875%, 1/30/2033		$14,971,000	$14,493,478
Chile – 4.3%
AES Andes S.A., 6.3%, 3/15/2029		$14,748,000	$15,014,378
AES Andes S.A., 6.25%, 3/14/2032 (n)		7,522,000	7,735,610
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		17,774,000	18,625,375
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		6,898,425	5,370,007
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		15,394,680	11,983,827
Banco Santander Chile, 4.55%, 11/20/2030 (n)		2,649,000	2,587,808
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		7,994,250	8,111,366
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		12,835,618	12,726,515
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		15,794,129	15,789,659
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		6,152,850	6,242,989
Chile Electricity Lux MPC S.à r.l., 5.58%, 10/20/2035		391,002	387,678
Chile Electricity PEC S.p.A., 0%, 1/25/2028		4,129,730	3,820,000
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		6,786,000	6,958,364
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		16,690,000	16,009,048
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		17,198,000	17,609,892
Colbun S.A., 5.375%, 9/11/2035 (n)		17,983,000	17,668,298
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		12,757,000	12,774,873
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		7,347,000	7,518,942
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		18,487,000	18,557,435
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034		900,000	903,429
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		8,183,000	7,654,264
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		15,364,000	14,371,271
Republic of Chile, 5.65%, 1/13/2037		17,998,000	18,150,983
Republic of Chile, 4.375%, 8/03/2038	EUR	19,161,416	21,738,912
Republic of Chile, 3.1%, 5/07/2041		$8,948,000	6,523,092
Republic of Chile, 4.34%, 3/07/2042		8,431,000	7,103,118
Republic of Chile, 4.75%, 8/03/2046	EUR	16,311,656	18,670,027

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chile – continued
Sociedad Transmisora Metropolitana S.p.A., 6.385%, 12/15/2055 (n)		$20,437,000	$20,292,510
			$320,899,670
China – 0.5%
Prosus N.V., 5.873%, 7/13/2036 (n)		$22,319,000	$22,066,714
Prosus N.V., 4.027%, 8/03/2050		10,063,000	6,771,535
Prosus N.V., 3.832%, 2/08/2051		11,108,000	7,120,066
			$35,958,315
Colombia – 3.6%
AI Candelaria Spain S.A., 5.75%, 6/15/2033		$8,026,000	$7,403,985
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		18,236,000	19,269,469
Ecopetrol S.A. (Republic of Colombia), 5.875%, 5/28/2045		10,149,000	8,057,009
Promigas S.A. /Gases del Pacifico S.A.C., 7.75%, 6/24/2056 (n)		13,610,000	13,871,312
Republic of Colombia, 6.125%, 1/21/2031		15,946,000	15,947,595
Republic of Colombia, 5%, 9/19/2032	EUR	9,804,000	11,072,068
Republic of Colombia, 6.5%, 1/21/2033		$25,682,000	25,694,841
Republic of Colombia, 5.75%, 11/26/2034	EUR	6,611,000	7,610,353
Republic of Colombia, 5.625%, 2/19/2036		13,171,000	14,818,898
Republic of Colombia, 6.25%, 7/09/2036	COP	106,845,500,000	22,827,879
Republic of Colombia, 7.75%, 11/07/2036		$58,079,000	62,013,852
Republic of Colombia, 12.75%, 11/28/2040	COP	74,399,800,000	24,647,589
Republic of Colombia, 9.25%, 5/28/2042		105,433,700,000	26,913,661
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)		$15,164,000	15,153,082
			$275,301,593
Costa Rica – 1.0%
Republic of Costa Rica, 7%, 4/04/2044		$14,591,000	$15,335,141
Republic of Costa Rica, 7.158%, 3/12/2045		12,968,000	13,759,048
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		42,771,000	46,278,222
			$75,372,411
Cote d'Ivoire – 1.8%
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$21,007,000	$21,986,242
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		1,442,000	1,509,219
Republic of Cote d'Ivoire, 6.125%, 6/15/2033		7,868,000	7,623,015
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		17,058,000	18,197,794
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		27,063,000	29,119,264
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		27,732,000	29,839,095
Republic of Cote d'Ivoire, 6.75%, 2/25/2041 (n)		27,040,000	25,356,440
			$133,631,069
Croatia – 0.2%
Erste & Steiermar Bank, 4.125%, 5/27/2032	EUR	13,000,000	$15,020,894
Czech Republic – 0.6%
Czech Republic, 3.75%, 7/28/2030	EUR	10,299,000	$11,896,947
Czech Republic, 3.75%, 9/28/2031		16,600,000	19,055,171
EP Infrastructure A.S., 2.045%, 10/09/2028		3,891,000	4,336,842
EP Infrastructure A.S., 1.816%, 3/02/2031		8,684,000	9,020,506
			$44,309,466

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Dominican Republic – 2.1%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,176,000	$13,493,278
Dominican Republic, 4.875%, 9/23/2032 (n)		23,309,000	21,747,297
Dominican Republic, 4.875%, 9/23/2032		71,745,000	66,938,085
Dominican Republic, 6.15%, 5/17/2038 (n)		57,324,000	54,916,392
			$157,095,052
Ecuador – 2.5%
Corporación Quiport S.A., 9%, 12/15/2037 (n)		$7,932,000	$8,644,813
Republic of Ecuador, 8.75%, 1/29/2034 (n)		26,828,000	26,573,134
Republic of Ecuador, 6.9%, 7/31/2035		80,079,308	71,991,298
Republic of Ecuador, 9.25%, 1/29/2039 (n)		29,142,000	28,996,290
Republic of Ecuador, 5.5%, 7/31/2040		64,520,000	52,068,930
			$188,274,465
Egypt – 2.1%
Arab Republic of Egypt, 0%, 8/04/2026	EGP	1,072,825,000	$20,974,096
Arab Republic of Egypt, 0%, 12/29/2026		1,067,175,000	18,939,648
Arab Republic of Egypt, 7.052%, 1/15/2032		$15,494,000	15,229,788
Arab Republic of Egypt, 8.5%, 1/31/2047		32,586,000	30,553,804
Arab Republic of Egypt, 7.903%, 2/21/2048		20,761,000	18,303,537
Arab Republic of Egypt, 8.7%, 3/01/2049		32,024,000	30,506,948
Arab Republic of Egypt, 8.875%, 5/29/2050		11,953,000	11,464,785
Egyptian Financial Co. for Sovereign Taskeek, 6.375%, 4/07/2029 (n)		9,563,000	9,645,263
			$155,617,869
El Salvador – 0.3%
Comisión Ejecutiva Hidroeléctrica del Río Lempa (Republic of El Salvador), 8.65%, 1/24/2033 (n)		$14,596,000	$15,667,346
Republic of El Salvador, 8.625%, 2/28/2029		1,527,000	1,601,518
Republic of El Salvador, 7.65%, 6/15/2035		797,000	820,910
Republic of El Salvador, 9.65%, 11/21/2054 (n)		4,955,000	5,605,592
			$23,695,366
Estonia – 0.2%
Eesti Energia A.S. (Republic of Estonia), 4.6%, 5/28/2031	EUR	16,498,000	$19,086,085
Gabon – 0.1%
Republic of Gabon, 9.375%, 8/05/2033 (n)		$11,587,000	$10,537,218
Ghana – 0.1%
Republic of Ghana, 5%, 7/03/2035 (n)		$12,221,610	$11,189,544
Guatemala – 2.8%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$12,480,028
Central American Bottling Corp., 5.25%, 4/27/2029		12,508,000	12,229,723
Energuate Trust, 6.35%, 9/15/2035 (n)		23,440,000	23,083,505
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)		17,333,000	17,397,999
Investment Energy Resources Ltd., 6.25%, 4/26/2029		2,432,000	2,386,821
Republic of Guatemala, 6.05%, 8/06/2031 (n)		14,653,000	14,843,489
Republic of Guatemala, 3.7%, 10/07/2033		16,378,000	14,265,238
Republic of Guatemala, 6.6%, 6/13/2036		21,741,000	22,545,417
Republic of Guatemala, 6.25%, 8/15/2036 (n)		29,131,000	29,509,703
Republic of Guatemala, 6.25%, 8/15/2036		8,636,000	8,748,268
Republic of Guatemala, 6.55%, 2/06/2037 (n)		22,832,000	23,608,288

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – continued
Republic of Guatemala, 6.55%, 2/06/2037		$5,983,000	$6,186,422
Republic of Guatemala, 4.65%, 10/07/2041		2,362,000	1,981,718
Republic of Guatemala, 6.875%, 8/15/2055 (n)		16,398,000	17,119,512
Republic of Guatemala, 6.875%, 8/15/2055		1,400,000	1,461,600
			$207,847,731
Honduras – 0.6%
Government of Honduras, 8.625%, 11/27/2034		$16,361,000	$18,639,269
Government of Honduras, 6.4%, 7/29/2036 (n)		24,390,000	24,268,050
			$42,907,319
Hungary – 4.7%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$11,181,000	$11,434,879
Hungarian Development Bank PLC, 4.375%, 6/27/2030	EUR	11,652,000	13,725,685
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$7,382,000	7,461,860
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	16,400,000	18,224,020
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,344,000	18,020,833
Republic of Hungary, 5.375%, 9/26/2030 (n)		15,896,000	16,004,981
Republic of Hungary, 3.5%, 3/23/2032	EUR	20,053,000	22,637,990
Republic of Hungary, 5.5%, 6/16/2034 (n)		$27,398,000	27,322,707
Republic of Hungary, 5.5%, 6/16/2034		4,500,000	4,487,633
Republic of Hungary, 6%, 9/26/2035 (n)		30,272,000	30,812,442
Republic of Hungary, 5.5%, 3/26/2036 (n)		21,286,000	20,883,733
Republic of Hungary, 5.5%, 3/26/2036		30,294,000	29,721,498
Republic of Hungary, 4.25%, 5/21/2037	EUR	20,053,000	22,457,829
Republic of Hungary, 6.25%, 9/23/2037	HUF	7,662,960,000	25,577,374
Republic of Hungary, 4.875%, 3/25/2038	EUR	20,083,000	23,571,533
Republic of Hungary, 3%, 10/27/2038	HUF	7,411,120,000	18,150,570
Republic of Hungary, 6.75%, 9/23/2055 (n)		$17,407,000	17,974,571
Republic of Hungary, 6.75%, 9/23/2055		21,769,000	22,478,798
			$350,948,936
India – 3.7%
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)		$9,685,655	$8,657,703
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036		12,063,730	10,783,390
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		16,346,000	16,372,341
Biocon Biologics Global PLC, 6.67%, 10/09/2029		500,000	500,806
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		19,816,000	17,516,769
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		18,004,000	18,069,683
Export-Import Bank of India, 5.5%, 1/18/2033		600,000	602,189
Export-Import Bank of India, 5.5%, 1/13/2035		500,000	498,212
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		19,508,000	19,438,243
Export-Import Bank of India, 5%, 1/12/2036 (n)		24,888,000	23,867,264
Export-Import Bank of India, 5.75%, 1/12/2056 (n)		10,738,000	10,217,515
ICICI Bank Ltd., 5.459%, 7/30/2031 (n)		18,912,000	19,000,350
IIFL Finance Ltd., 7.6%, 9/10/2029 (n)		19,010,000	19,061,697
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,386,000	17,422,567
Indian Railway Finance Corp., 2.8%, 2/10/2031		9,799,000	8,806,547
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		17,116,000	17,246,100
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		10,873,198	10,044,409
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)		17,876,000	17,734,724
Muthoot Finance Ltd., 5.75%, 8/04/2030 (n)		21,371,000	20,802,393
Renew Treasury IFSC Private Ltd., 6.5%, 2/02/2031 (n)		1,076,000	1,064,691
Tata Capital Ltd., 5.332%, 1/21/2030		7,598,000	7,595,232

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
UPL Ltd., 4.625%, 6/16/2030		$16,311,000	$15,081,265
			$280,384,090
Indonesia – 2.1%
Danantara Investment (Republic of Indonesia), 5.35%, 6/18/2031 (n)		$16,175,000	$15,981,970
Danantara Investment (Republic of Indonesia), 5.95%, 6/18/2036 (n)		16,394,000	16,025,125
PT Bank Mandiri Tbk (Republic of Indonesia), 5.25%, 4/10/2031		26,463,000	26,154,163
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		19,474,000	19,294,847
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		23,453,000	21,933,087
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		12,826,342	12,855,075
Republic of Indonesia, 4.85%, 1/11/2033		17,504,000	16,923,664
Republic of Indonesia, 4.1%, 3/04/2034	EUR	13,043,000	14,467,990
Republic of Indonesia, 4.46%, 3/04/2038		10,898,000	11,893,756
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$5,934,625	5,974,924
			$161,504,601
Israel – 1.4%
Bank Hapoalim B.M., 5.252%, 1/14/2033 (n)		$4,946,000	$4,854,448
Bank Leumi Le-Israel B.M., 5.642%, 6/29/2033 (n)		20,049,000	19,948,918
ICL Group Ltd., 6.036%, 6/16/2036 (n)		19,096,000	18,823,100
Israel Electric Corp. Ltd., 5.633%, 1/28/2038 (n)		16,785,000	16,462,422
Mizrahi Tefahot Bank Ltd., 5.836% to 4/15/2031, FLR (CMT - 5yr. + 2.1%) to 4/15/2036 (n)		18,144,000	18,034,297
State of Israel, 5%, 1/13/2036		13,701,000	13,135,602
State of Israel, 5.875%, 1/13/2056		13,950,000	13,022,123
			$104,280,910
Jamaica – 0.3%
Kingston Airport Revenue Ltd., 6.75%, 12/15/2036 (n)		$7,230,524	$7,125,682
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)		16,392,000	16,167,757
			$23,293,439
Kazakhstan – 1.8%
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		$15,026,000	$15,082,331
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028		500,000	501,874
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		26,574,000	25,982,205
Baiterek National Investment Holding JSC (Republic of Kazakhstan), 5.2%, 5/06/2033 (n)		19,778,000	19,445,041
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)		13,348,000	12,883,709
JSC National Co. Kazakhstan Temir Zholy, 5.25%, 4/29/2036 (n)		12,091,000	11,458,400
JSC National Co. QazaqGaz (Republic of Kazakhstan), 5.625%, 5/08/2036 (n)		17,823,000	17,255,147
Kaspi.kz JSC, 6.25%, 3/26/2030 (n)		18,310,000	18,426,678
Kaspi.kz JSC, 5.9%, 4/28/2031 (n)		14,432,000	14,303,903
			$135,339,288
Kuwait – 0.5%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		$12,571,000	$12,511,037
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		8,754,000	8,793,087
State of Kuwait, 5.509%, 7/29/2036 (n)		18,814,000	18,735,008
			$40,039,132
Latvia – 0.2%
Latvenergo A.S. (Republic of Latvia), 3.612%, 11/13/2030	EUR	14,266,000	$16,167,041

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Luxembourg – 0.3%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		$21,461,000	$22,024,738
Macau – 0.2%
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		$15,546,000	$15,282,350
Wynn Macau Ltd., 6.75%, 2/15/2034		600,000	589,825
			$15,872,175
Malaysia – 1.1%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,629,000	$13,268,322
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		30,439,000	30,481,260
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031		500,000	500,694
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		32,344,000	32,347,279
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		3,885,000	3,821,833
			$80,419,388
Mexico – 5.8%
Banco Mercantil del Norte S.A., 8.45%, 9/24/2174 (n)		$19,142,000	$19,122,858
Banco Mercantil del Norte S.A., 8%, 10/24/2174 (n)		16,225,000	16,208,775
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States), 6%, 5/14/2036 (n)		19,098,000	18,761,493
BBVA Bancomer S.A. (Texas), 7.625%, 2/11/2035		400,000	409,000
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,300,000	1,391,810
BBVA Mexico S.A. (CoCo), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		12,290,000	13,157,957
BBVA Mexico S.A. Institucion de Banca Multiple Grupo, 5.4%, 6/03/2031 (n)		21,682,000	21,525,890
BBVA Mexico S.A. Institucion de Banca Multiple Grupo, 7.625%, 2/11/2035 (n)		10,607,000	10,845,658
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)		17,256,802	16,544,959
Comision Federal de Electricidad (United Mexican States), 6.5%, 1/28/2051 (n)		10,278,000	9,762,764
Cox Asset Mexico S.A. de C.V., 7.125%, 1/08/2032 (n)		13,101,000	13,035,291
Cox Asset Mexico S.A. de C.V., 7.75%, 5/08/2036 (n)		11,365,000	11,382,048
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		35,701,000	35,638,523
Esentia Energy Development S.A.B. de C.V., 6.125%, 7/30/2033 (n)		21,433,000	20,970,047
Esentia Energy Development S.A.B. de C.V., 6.5%, 7/30/2038 (n)		17,954,000	17,150,558
Petroleos Mexicanos, 6.75%, 9/21/2047		25,970,000	21,243,460
Petroleos Mexicanos, 6.35%, 2/12/2048		9,109,000	7,200,676
Petroleos Mexicanos, 7.69%, 1/23/2050		44,365,000	39,575,625
Petroleos Mexicanos, 6.95%, 1/28/2060		13,192,000	10,636,022
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		15,073,000	16,290,898
United Mexican States, 5.625%, 2/09/2034		15,623,000	15,075,101
United Mexican States, 6.875%, 5/13/2037		20,220,000	20,643,609
United Mexican States, 6.25%, 8/27/2037		21,876,000	21,290,885
United Mexican States, 6.625%, 1/29/2038		16,837,000	16,727,560
United Mexican States, 6.125%, 2/09/2038		41,484,000	39,617,220
			$434,208,687
Mongolia – 0.0%
Government of Mongolia, 5.95%, 3/09/2032 (n)		$2,980,000	$2,953,806
Montenegro – 0.2%
Republic of Montenegro, 7.25%, 3/12/2031		$6,904,000	$7,236,873
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	8,573,000	9,924,625
Republic of Montenegro, 4.875%, 4/01/2032		203,000	235,005
			$17,396,503

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Morocco – 0.7%
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		$3,589,000	$3,682,203
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		14,964,000	15,200,878
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		10,287,000	10,568,210
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.74%, 4/22/2174 (n)		22,612,000	22,201,932
			$51,653,223
Nigeria – 2.3%
Dangote Fertliser Ltd., 7.75%, 5/05/2031 (n)		$21,459,000	$21,524,211
Dangote Petroleum Refinery, 7.5%, 7/16/2031		15,478,000	15,419,910
Federal Republic of Nigeria, 0%, 8/11/2026	NGN	31,129,814,000	22,708,612
Federal Republic of Nigeria, 0%, 9/22/2026		31,129,814,000	22,174,402
Federal Republic of Nigeria, 0%, 10/20/2026		39,481,067,000	27,714,304
Federal Republic of Nigeria, 0%, 10/27/2026		17,579,097,000	12,296,608
Federal Republic of Nigeria, 7.375%, 9/28/2033		$32,668,000	33,431,963
Federal Republic of Nigeria, 8.63%, 1/13/2036 (n)		13,956,000	15,160,758
			$170,430,768
Oman – 1.4%
Al Jawaher Assets Co. SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		$19,018,000	$18,483,790
Bank Muscat SAOG, 4.846%, 10/01/2030		15,211,000	14,911,554
Sultanate of Oman, 6.5%, 3/08/2047		20,738,000	21,068,534
Sultanate of Oman, 6.75%, 1/17/2048		25,914,000	26,968,092
Sultanate of Oman, 7%, 1/25/2051		20,003,000	21,603,869
			$103,035,839
Pakistan – 0.5%
Islamic Republic of Pakistan, 6.975%, 4/24/2029 (n)		$21,678,000	$21,467,312
Veon Midco B.V., 6.95%, 6/01/2031 (n)		11,276,000	11,221,239
Veon Midco B.V., 7.45%, 6/01/2033 (n)		8,055,000	7,985,335
			$40,673,886
Panama – 1.5%
Republic of Panama, 2.252%, 9/29/2032		$20,420,000	$16,815,870
Republic of Panama, 3.298%, 1/19/2033		12,207,000	10,571,262
Republic of Panama, 5.227%, 2/23/2034		21,672,000	20,902,644
Republic of Panama, 6.4%, 2/14/2035		9,373,000	9,672,936
Republic of Panama, 6.875%, 1/31/2036		24,199,000	25,711,437
Republic of Panama, 5.662%, 2/23/2038		17,850,000	17,278,800
Republic of Panama, 8%, 3/01/2038		13,151,000	15,038,169
			$115,991,118
Paraguay – 1.4%
Republic of Paraguay, 8.5%, 3/04/2035 (n)	PYG	11,639,000,000	$1,882,010
Republic of Paraguay, 8.5%, 4/04/2038 (n)		169,369,000,000	27,052,596
Republic of Paraguay, 5.6%, 3/13/2048		$12,039,000	10,871,217
Republic of Paraguay, 5.4%, 3/30/2050		60,056,000	52,488,944
Republic of Paraguay, 6.65%, 3/04/2055 (n)		10,777,000	11,012,585
			$103,307,352
Peru – 2.5%
Banco de Crédito del Perú, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)		$18,076,000	$18,419,444
Banco Internacional del Peru S.A.A. (Interbank), 4.8%, 7/15/2031 (n)		18,938,000	18,417,205
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		18,818,000	19,156,724

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Peru – continued
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029		$1,300,000	$1,323,400
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		12,608,000	12,703,569
El Fondo Mivivienda S.A. (Republic of Peru), 5.4%, 3/31/2031 (n)		21,674,000	21,557,310
Republic of Peru, 5.5%, 3/30/2036		14,779,000	14,549,925
Republic of Peru, 6.9%, 8/12/2037	PEN	74,148,000	22,324,268
Republic of Peru, 7.6%, 8/12/2039		47,741,000	15,045,834
Republic of Peru, 5.875%, 8/08/2054		$11,512,000	10,873,084
Republic of Peru, 6.2%, 6/30/2055		8,278,000	8,157,969
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		24,769,000	23,635,818
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	667,975
			$186,832,525
Philippines – 0.3%
Republic of Philippines, 5%, 1/27/2036		$23,501,000	$22,468,668
Poland – 2.4%
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$9,101,000	$9,117,296
Bank Gospodarstwa Krajowego (Republic of Poland), 3.75%, 6/10/2034	EUR	16,417,000	18,738,178
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		$13,258,000	13,518,317
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	20,053,000	23,184,945
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		$10,085,000	9,875,413
Bank Polska Kasa Opieki S.A., 3.625%, 6/03/2030	EUR	13,344,000	15,300,159
Republic of Poland, 5.375%, 2/12/2035		$17,621,000	17,575,406
Republic of Poland, 5.375%, 4/14/2036		33,859,000	33,366,954
Republic of Poland, 5.5%, 3/18/2054		12,249,000	10,950,242
Republic of Poland, 6.125%, 4/14/2056		31,629,000	30,404,868
			$182,031,778
Qatar – 0.4%
CBQ Finance Ltd., 5.375%, 3/28/2029		$14,891,000	$14,904,557
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		11,978,000	11,855,599
			$26,760,156
Republic of Congo – 0.3%
Republic of Congo, 8.75%, 4/16/2032 (n)		$9,453,000	$9,745,200
Republic of Congo, 9.5%, 4/16/2037 (n)		11,438,000	11,923,428
			$21,668,628
Romania – 2.7%
Republic of Romania, 7.125%, 1/17/2033		$9,530,000	$10,003,754
Republic of Romania, 4.625%, 3/04/2033 (n)	EUR	19,166,000	21,155,968
Republic of Romania, 6.375%, 1/30/2034 (n)		$30,488,000	30,501,636
Republic of Romania, 6.375%, 1/30/2034		400,000	400,179
Republic of Romania, 6%, 5/25/2034 (n)		21,156,000	20,695,766
Republic of Romania, 6%, 5/25/2034		500,000	489,123
Republic of Romania, 5.75%, 3/24/2035		15,018,000	14,336,699
Republic of Romania, 6.625%, 5/16/2036 (n)		28,580,000	28,748,024
Republic of Romania, 6.625%, 5/16/2036		8,722,000	8,773,277
Republic of Romania, 5.75%, 7/04/2036 (n)		26,528,000	24,995,470
Republic of Romania, 7.5%, 2/10/2037 (n)		14,480,000	15,408,200
Republic of Romania, 7.5%, 2/10/2037		900,000	957,692
Republic of Romania, 4.125%, 3/11/2039	EUR	14,953,000	14,217,520
Republic of Romania, 6.75%, 7/11/2039 (n)		3,741,000	4,462,815

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – continued
Republic of Romania, 6.5%, 10/07/2045 (n)	EUR	9,117,000	$10,389,301
Republic of Romania, 6.5%, 10/07/2045		500,000	569,776
			$206,105,200
Saudi Arabia – 4.0%
Almarai Sukuk Ltd., 4.45%, 9/24/2030		$19,151,000	$18,520,878
Avilease Capital Ltd. (Kingdom of Saudi Arabia), 4.75%, 11/12/2030 (n)		22,832,000	22,043,896
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.25%, 5/14/2033		22,920,000	22,525,295
Green Palm Bidco S.à r.l., 5.957%, 6/30/2041 (n)		26,791,000	26,251,108
Kingdom of Saudi Arabia, 4.375%, 1/12/2031 (n)		17,561,000	17,053,616
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		19,289,000	18,451,843
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		17,572,000	13,925,517
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		13,710,000	8,397,998
Kingdom of Saudi Arabia, 5.875%, 1/12/2056 (n)		23,534,000	21,576,929
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		17,955,000	17,819,404
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 1/29/2036 (n)		29,391,000	28,283,178
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		11,709,000	11,229,581
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		18,090,000	17,377,744
Saudi Electricity Sukuk Programme Co., 5.225%, 2/18/2030		17,152,000	17,182,041
SNB Funding Ltd., 6% to 6/24/2030, FLR (CMT - 5yr. + 2%) to 6/24/2035		13,937,000	13,916,545
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		12,462,000	12,117,444
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		12,529,000	12,283,186
			$298,956,203
Serbia – 1.2%
Republic of Serbia, 6%, 6/12/2034 (n)		$26,655,000	$26,674,684
Republic of Serbia, 6%, 6/12/2034		5,679,000	5,683,194
Republic of Serbia, 5.5%, 5/06/2036 (n)		27,398,000	26,141,738
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		11,354,000	11,302,217
Telecommunications Co. (Republic of Serbia), 7.25%, 5/18/2031 (n)		21,426,000	21,176,694
			$90,978,527
Singapore – 0.4%
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		$17,469,000	$17,369,864
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		1,800,000	1,789,785
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,262,770
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		1,400,000	1,384,274
			$29,806,693
Slovenia – 0.2%
United Group B.V., 6.25%, 1/31/2032 (n)	EUR	13,177,000	$15,271,698
South Africa – 3.5%
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		$11,154,000	$11,366,720
Republic of South Africa, 7.1%, 11/19/2036 (n)		10,364,000	10,860,425
Republic of South Africa, 7.1%, 11/19/2036		500,000	523,950
Republic of South Africa, 6.125%, 12/11/2037 (n)		37,865,000	36,197,513
Republic of South Africa, 6.125%, 12/11/2037		500,000	477,981
Republic of South Africa, 6.5%, 2/28/2041	ZAR	607,030,000	28,719,657
Republic of South Africa, 8.75%, 1/31/2044		308,799,000	17,790,987
Republic of South Africa, 5.375%, 7/24/2044		$35,690,000	29,251,616
Republic of South Africa, 5.65%, 9/27/2047		14,041,000	11,449,856
Republic of South Africa, 6.3%, 6/22/2048		8,323,000	7,356,157

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
South Africa – continued
Republic of South Africa, 5.75%, 9/30/2049	$19,467,000	$15,800,469
Republic of South Africa, 7.3%, 4/20/2052	41,431,000	40,164,215
Republic of South Africa, 7.95%, 11/19/2054 (n)	23,555,000	24,464,193
Republic of South Africa, 7.95%, 11/19/2054	500,000	519,299
Republic of South Africa, 7.25%, 12/11/2055 (n)	31,380,000	29,964,608
		$264,907,646
Sri Lanka – 1.2%
Republic of Sri Lanka, 3.35%, 3/15/2033 (n)	$48,947,898	$46,497,269
Republic of Sri Lanka, 3.6%, 5/15/2036 (n)	41,351,609	41,378,901
Republic of Sri Lanka, 3.6%, 2/15/2038	5,273,000	5,307,052
		$93,183,222
Supranational – 0.7%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174	$19,421,000	$18,968,757
African Export-Import Bank, 6.25%, 1/23/2032 (n)	18,847,000	18,792,528
Corporación Andina de Fomento, 6.75%, 12/17/2173 (n)	15,003,000	15,397,579
Corporación Andina de Fomento, 6.75% to 12/17/2030, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.12%) to 12/17/2173	282,000	289,417
		$53,448,281
Suriname – 0.3%
Republic of Suriname, 7.7%, 11/06/2030 (n)	$10,019,000	$10,269,475
Republic of Suriname, 8.5%, 11/06/2035 (n)	9,917,000	10,635,983
		$20,905,458
Tanzania – 0.2%
HTA Group Ltd./Mauritius, 6.75%, 4/01/2031 (n)	$18,731,000	$18,881,966
Thailand – 0.9%
Advanced Info Service PCL, 4.894%, 3/04/2036	$10,728,000	$10,238,958
Bangkok Bank Public Co. Ltd. (Hong Kong), 4.507%, 11/26/2030 (n)	26,963,000	26,416,741
Bangkok Bank Public Co. Ltd. (Hong Kong), 4.507%, 11/26/2030	500,000	489,870
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	20,937,000	19,869,559
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)	14,067,000	14,141,519
Muangthai Capital PCL, 7.55%, 7/21/2030	500,000	502,649
		$71,659,296
Turkey – 3.1%
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)	$6,988,000	$7,027,247
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.7%, 7/02/2032 (n)	19,291,000	19,168,034
Republic of Turkey, 5.95%, 1/15/2031	21,216,000	20,628,839
Republic of Turkey, 6.375%, 5/22/2031	18,557,000	18,235,997
Republic of Turkey, 5.875%, 6/26/2031	40,590,000	39,166,571
Republic of Turkey, 6.3%, 3/14/2033	13,118,000	12,574,880
Republic of Turkey, 4.875%, 4/16/2043	30,435,000	22,067,586
Republic of Turkey, 5.75%, 5/11/2047	57,027,000	44,226,240
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030	600,000	601,748
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)	13,190,000	13,228,429
Turkiye Ihracat Kredi Bankasi A.S., 6.125%, 5/02/2029 (n)	13,136,000	12,939,538
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)	14,303,000	14,195,045
Turkiye Vakiflar Bankasi T.A.O., 7.25%, 7/31/2030 (n)	11,276,000	11,264,410
		$235,324,564

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ukraine – 1.5%
Government of Ukraine, 4%, 2/01/2032 (n)		$61,595,500	$51,046,618
Government of Ukraine, 0%, 2/01/2034 (n)		71,634,067	40,605,354
Government of Ukraine, 4.5%, 2/01/2036 (n)		27,199,527	18,474,720
			$110,126,692
United Arab Emirates – 0.8%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$23,736,000	$20,300,057
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)		15,199,000	14,537,370
Dhafrah PV2 Energy Co. LLC (United Arab Emirates), 5.794%, 6/30/2053 (n)		19,964,007	19,293,023
National Central Cooling Co. PJSC, 2.5%, 10/21/2027		6,792,000	6,583,343
			$60,713,793
Uruguay – 0.9%
Oriental Republic of Uruguay, 8%, 10/29/2035	UYU	682,658,807	$17,136,395
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$20,457,000	20,344,486
Oriental Republic of Uruguay, 4.975%, 4/20/2055		18,789,000	16,036,412
Oriental Republic of Uruguay, 5.25%, 9/10/2060		17,476,997	15,309,849
			$68,827,142
Uzbekistan – 2.0%
Aloqabank JSC (Republic of Uzbekistan), 7.7%, 5/18/2031 (n)		$11,030,000	$10,964,026
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		16,889,000	18,203,981
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029		700,000	754,502
National Bank of Uzbekistan, 8.5%, 7/05/2029		10,697,000	11,319,447
National Bank of Uzbekistan, 7.2%, 7/17/2030		15,067,000	15,479,888
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		27,351,000	28,077,134
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		14,934,000	15,612,053
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031		600,000	627,242
Republic of Uzbekistan, 3.7%, 11/25/2030		12,059,000	11,156,252
Republic of Uzbekistan, 3.9%, 10/19/2031		17,311,000	15,886,228
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		15,656,000	16,504,241
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		10,160,000	9,775,985
			$154,360,979
Venezuela – 1.6%
Petroleos de Venezuela S.A., 6%, 5/16/2024 (a)(d)		$47,300,036	$17,730,891
Petroleos de Venezuela S.A., 6%, 11/15/2026 (a)(d)		48,333,000	18,197,375
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)		21,820,000	9,775,578
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)		97,185,000	48,064,785
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)		32,834,000	17,878,113
Republic of Venezuela, 7%, 3/31/2038 (a)(d)		16,334,500	7,081,006
			$118,727,748
Vietnam – 0.2%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		$12,365,209	$12,175,514
Zambia – 0.4%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		$17,311,000	$17,987,133
Republic of Zambia, 5.75%, 6/30/2033		9,005,902	8,807,251
			$26,794,384
Total Bonds (Identified Cost, $6,949,794,621)			$7,181,690,703

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 3.73% (v) (Identified Cost, $333,142,117)	333,147,130	$333,213,759
Other Assets, Less Liabilities – 0.3%		25,914,833
Net Assets – 100.0%		$7,540,819,295

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $333,213,759 and
$7,181,690,703, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$3,620,372,646, representing 48.0% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PYG	Paraguayan Guarani
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 7/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	59,163,367	USD	11,652,525	Barclays Bank PLC	8/04/2026	$18,734
BRL	128,648,000	USD	25,064,197	Citibank N.A.	8/04/2026	314,417
BRL	96,889,284	USD	19,024,010	Goldman Sachs International	8/04/2026	89,507
BRL	179,173,781	USD	35,289,186	JPMorgan Chase Bank N.A.	8/04/2026	56,737
BRL	30,175,289	USD	5,892,426	JPMorgan Chase Bank N.A.	8/06/2026	57,237
BRL	127,064,574	USD	24,677,381	JPMorgan Chase Bank N.A.	8/31/2026	213,611
COP	23,090,470,998	USD	7,197,778	Goldman Sachs International	8/04/2026	120,867
COP	93,327,248,474	USD	29,096,026	JPMorgan Chase Bank N.A.	8/04/2026	484,531

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
CZK	483,909,673	USD	22,828,916	Citibank N.A.	10/16/2026	$227,045
EUR	4,773,648	USD	5,465,626	Citibank N.A.	10/16/2026	54,974
EUR	9,132,590	USD	10,443,728	HSBC Bank	10/16/2026	117,874
EUR	23,307,958	USD	26,741,058	JPMorgan Chase Bank N.A.	10/16/2026	213,989
HUF	262,925,524	USD	817,272	HSBC Bank	10/16/2026	11,256
IDR	179,753,734,000	USD	9,886,562	Citibank N.A.	10/28/2026	25,599
TRY	890,818,148	USD	17,589,251	Merrill Lynch International	10/16/2026	41,140
USD	10,723,059	CLP	9,923,119,173	Citibank N.A.	8/14/2026	49,632
USD	30,232,328	CLP	27,222,709,767	Goldman Sachs International	8/14/2026	951,250
USD	7,343,970	COP	23,090,470,998	Goldman Sachs International	8/04/2026	25,325
USD	29,682,918	COP	93,327,248,474	JPMorgan Chase Bank N.A.	8/04/2026	102,361
USD	3,054,429	HUF	964,850,013	Merrill Lynch International	10/16/2026	14,006
USD	19,097,777	IDR	344,617,474,185	Citibank N.A.	10/28/2026	94,534
USD	11,027,393	ZAR	182,899,161	Goldman Sachs International	10/16/2026	19,729
USD	11,787,585	ZAR	195,647,625	HSBC Bank	10/16/2026	12,663
USD	26,519,205	ZAR	437,381,254	Merrill Lynch International	10/16/2026	195,706
						$3,512,724
Liability Derivatives
BRL	12,799,863	USD	2,549,185	Citibank N.A.	8/04/2026	$(24,134)
CLP	10,024,759,307	USD	11,341,508	Citibank N.A.	8/14/2026	(558,755)
CLP	34,392,295,186	USD	38,562,248	Goldman Sachs International	8/14/2026	(1,569,476)
CLP	3,388,691,870	USD	3,823,543	Merrill Lynch International	8/14/2026	(178,625)
COP	61,503,410,867	USD	19,561,282	Citibank N.A.	8/04/2026	(67,457)
COP	22,495,183,000	USD	7,154,638	Goldman Sachs International	8/04/2026	(24,673)
COP	32,419,125,605	USD	10,310,968	JPMorgan Chase Bank N.A.	8/04/2026	(35,557)
IDR	161,921,700,000	USD	8,933,611	Citibank N.A.	10/28/2026	(4,762)
INR	2,185,306,676	USD	22,856,466	Merrill Lynch International	10/09/2026	(84,394)
TRY	356,782,998	USD	6,538,679	Citibank N.A.	1/15/2027	(3,153)
ZAR	18,469,159	USD	1,113,221	HSBC Bank	10/16/2026	(1,667)
USD	11,301,503	BRL	59,163,368	Barclays Bank PLC	8/04/2026	(369,757)
USD	5,898,980	BRL	30,175,289	Barclays Bank PLC	8/06/2026	(50,683)
USD	27,858,874	BRL	141,447,863	Citibank N.A.	8/04/2026	(44,791)
USD	19,082,836	BRL	96,889,285	Goldman Sachs International	8/04/2026	(30,681)
USD	34,777,580	BRL	179,173,781	JPMorgan Chase Bank N.A.	8/04/2026	(568,342)
USD	5,860,383	BRL	30,175,289	JPMorgan Chase Bank N.A.	8/31/2026	(50,728)
USD	11,404,640	CLP	10,659,917,423	JPMorgan Chase Bank N.A.	8/14/2026	(61,297)
USD	18,589,296	COP	61,503,410,867	Citibank N.A.	8/04/2026	(904,530)
USD	6,191,051	COP	22,495,183,000	Goldman Sachs International	8/04/2026	(938,914)
USD	7,043,321	COP	23,090,470,998	Goldman Sachs International	10/30/2026	(132,478)
USD	9,655,734	COP	32,419,125,605	JPMorgan Chase Bank N.A.	8/04/2026	(619,677)
USD	28,465,927	COP	93,327,248,474	JPMorgan Chase Bank N.A.	10/30/2026	(537,274)
USD	93,901,530	EUR	82,100,134	Citibank N.A.	10/16/2026	(1,045,137)
USD	32,041,259	EUR	27,954,377	JPMorgan Chase Bank N.A.	10/16/2026	(287,251)
USD	486,586,498	EUR	423,792,339	Merrill Lynch International	10/16/2026	(3,518,305)
USD	295,043	EUR	257,676	UBS AG	10/16/2026	(2,953)
USD	8,742,229	HUF	2,798,923,552	BNP Paribas	10/16/2026	(77,703)
USD	22,237,956	HUF	7,075,005,828	Deutsche Bank AG	10/16/2026	(56,711)
USD	11,748,993	HUF	3,731,289,738	Goldman Sachs International	10/16/2026	(8,999)
USD	7,459,212	INR	724,289,459	JPMorgan Chase Bank N.A.	10/09/2026	(88,274)
						$(11,947,138)

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	3,062	$439,108,292	September – 2026	$5,396,487
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	501	$54,264,563	September – 2026	$(1,202,120)
U.S. Treasury Ultra Bond 30 yr	Long	USD	509	55,830,937	September – 2026	(3,532,736)
						$(4,734,856)

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	USD	14,868,000	Barclays Bank PLC	(1)	1.00% / Quarterly	$(522,585)	$470,010	$(52,575)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Federative Republic of Brazil, 3.75%, 9/12/2031, a BB rated bond. The fund entered into the contract to buy issuer protection.
At July 31, 2026, the fund had cash collateral of $20,739,120 to cover any collateral or margin obligations for certain derivative contracts. Cash collateral posted and/or cash pledged in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $6,949,794,621)	$7,181,690,703
Investments in affiliated issuers, at value (identified cost, $333,142,117)	333,213,759
Cash	23,990,703
Foreign currency, at value (identified cost, $819,287)	817,923
Cash collateral posted for
Uncleared derivatives	7,631,000
Cash pledged for
Futures contracts	13,108,120
Receivables for
Forward foreign currency exchange contracts	3,512,724
Investments sold	11,175,740
Fund shares sold	7,675,978
Interest	94,767,338
Other assets	6,427
Total assets	$7,677,590,415
Liabilities
Payables for
Distributions	$2,939,161
Forward foreign currency exchange contracts	11,947,138
Net daily variation margin on open futures contracts	401,364
Investments purchased	102,003,199
Fund shares reacquired	7,764,393
Uncleared swaps, at value (net of unamortized premiums paid, $470,010)	52,575
Payable to affiliates
Investment adviser	271,891
Administrative services fee	3,196
Shareholder servicing costs	1,357,607
Distribution and service fees	4,189
Payable for independent Trustees' compensation	23,709
Deferred foreign capital gains tax expense payable	9,375,090
Accrued expenses and other liabilities	627,608
Total liabilities	$136,771,120
Net assets	$7,540,819,295
Net assets consist of
Paid-in capital	$9,303,377,468
Total distributable earnings (loss)	(1,762,558,173)
Net assets	$7,540,819,295
Shares of beneficial interest outstanding	601,604,036

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$218,007,597	17,437,836	$12.50
Class B	72,340	8,100	8.93
Class C	8,720,607	712,395	12.24
Class I	4,054,006,490	323,752,745	12.52
Class R1	548,440	43,471	12.62
Class R2	7,967,900	632,576	12.60
Class R3	32,540,650	2,590,701	12.56
Class R4	52,915,672	4,211,602	12.56
Class R6	3,166,039,599	252,214,610	12.55

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.05 [100 / 95.75 x $12.50]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/26 Net investment income (loss)
Income
Interest	$471,262,072
Dividends from affiliated issuers	12,735,025
Other	1,083,781
Foreign taxes withheld	(2,216,502)
Total investment income	$482,864,376
Expenses
Management fee	$50,842,262
Distribution and service fees	821,195
Shareholder servicing costs	5,293,986
Administrative services fee	566,663
Independent Trustees' compensation	146,567
Custodian fee	865,941
Shareholder communications	898,816
Audit and tax fees	99,419
Legal fees	39,049
Miscellaneous	521,610
Total expenses	$60,095,508
Reduction of expenses by investment adviser and distributor	(1,039,659)
Net expenses	$59,055,849
Net investment income (loss)	$423,808,527
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$157,359,741
Affiliated issuers	(14,388)
Futures contracts	(4,181,943)
Swap agreements	(290,256)
Forward foreign currency exchange contracts	(159,741)
Foreign currency	(520,876)
Net realized gain (loss)	$152,192,537
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $403,235 increase in deferred foreign capital gains tax)	$43,264,719
Affiliated issuers	49,834
Futures contracts	(1,297,038)
Swap agreements	(112,143)
Forward foreign currency exchange contracts	(19,337,489)
Translation of assets and liabilities in foreign currencies	168,751
Net unrealized gain (loss)	$22,736,634
Net realized and unrealized gain (loss)	$174,929,171
Change in net assets from operations	$598,737,698
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/26	7/31/25
Change in net assets
From operations
Net investment income (loss)	$423,808,527	$417,861,520
Net realized gain (loss)	152,192,537	(145,549,925)
Net unrealized gain (loss)	22,736,634	299,752,212
Change in net assets from operations	$598,737,698	$572,063,807
Total distributions to shareholders	$(419,236,747)	$(433,681,941)
Change in net assets from fund share transactions	$(27,253,422)	$84,841,846
Total change in net assets	$152,247,529	$223,223,712
Net assets
At beginning of period	7,388,571,766	7,165,348,054
At end of period	$7,540,819,295	$7,388,571,766
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$12.19	$11.98	$11.69	$11.69	$14.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.67	$0.67	$0.63	$0.60	$0.54
Net realized and unrealized gain (loss)	0.31	0.23	0.43	0.19	(3.18)
Total from investment operations	$0.98	$0.90	$1.06	$0.79	$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.69)	$(0.77)	$(0.79)	$(0.60)
Net asset value, end of period (x)	$12.50	$12.19	$11.98	$11.69	$11.69
Total return (%) (r)(s)(t)(x)	8.07	7.71	9.46	7.07	(18.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.08	1.07	1.07	1.06
Expenses after expense reductions	1.07	1.07	1.06	1.06	1.05
Net investment income (loss)	5.33	5.52	5.36	5.25	3.94
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$218,008	$216,320	$307,936	$282,355	$315,618

Class B	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$11.24	$11.48	$11.46	$11.56	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.58	$0.55	$0.52	$0.43
Net realized and unrealized gain (loss)	(2.32)(g)	(0.22)(g)	0.16 (g)	0.08 (g)	(3.24)
Total from investment operations	$(1.74)	$0.36	$0.71	$0.60	$(2.81)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.60)	$(0.69)	$(0.70)	$(0.50)
Net asset value, end of period (x)	$8.93	$11.24	$11.48	$11.46	$11.56
Total return (%) (r)(s)(t)(x)	(16.71)	2.94	6.25	5.37	(19.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83	1.83	1.82	1.82	1.82
Expenses after expense reductions	1.81	1.82	1.81	1.81	1.80
Net investment income (loss)	4.57	4.79	4.73	4.49	3.15
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$72	$348	$716	$1,480	$2,183

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class C	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$11.95	$11.76	$11.50	$11.54	$14.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.58	$0.54	$0.52	$0.43
Net realized and unrealized gain (loss)	0.28	0.21	0.41	0.14 (g)	(3.22)
Total from investment operations	$0.86	$0.79	$0.95	$0.66	$(2.79)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.60)	$(0.69)	$(0.70)	$(0.50)
Net asset value, end of period (x)	$12.24	$11.95	$11.76	$11.50	$11.54
Total return (%) (r)(s)(t)(x)	7.17	6.79	8.44	5.92	(19.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83	1.83	1.82	1.82	1.82
Expenses after expense reductions	1.82	1.82	1.81	1.81	1.80
Net investment income (loss)	4.58	4.76	4.64	4.50	3.16
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$8,721	$9,658	$12,478	$14,780	$18,289

Class I	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$12.22	$11.98	$11.70	$11.69	$14.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.70	$0.69	$0.65	$0.63	$0.57
Net realized and unrealized gain (loss)	0.30	0.27	0.43	0.19	(3.18)
Total from investment operations	$1.00	$0.96	$1.08	$0.82	$(2.61)
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.72)	$(0.80)	$(0.81)	$(0.63)
Net asset value, end of period (x)	$12.52	$12.22	$11.98	$11.70	$11.69
Total return (%) (r)(s)(t)(x)	8.25	8.24	9.63	7.42	(17.91)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.83	0.82	0.82	0.81
Expenses after expense reductions	0.82	0.82	0.81	0.81	0.80
Net investment income (loss)	5.57	5.75	5.61	5.51	4.19
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$4,054,006	$4,145,514	$4,212,646	$4,032,436	$4,294,440

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R1	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$12.31	$12.06	$11.76	$11.75	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.57	$0.54	$0.52	$0.44
Net realized and unrealized gain (loss)	0.30	0.28	0.45	0.19	(3.19)
Total from investment operations	$0.88	$0.85	$0.99	$0.71	$(2.75)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.60)	$(0.69)	$(0.70)	$(0.50)
Net asset value, end of period (x)	$12.62	$12.31	$12.06	$11.76	$11.75
Total return (%) (r)(s)(t)(x)	7.24	7.25	8.72	6.36	(18.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.83	1.84	1.82	1.82	1.82
Expenses after expense reductions	1.82	1.82	1.81	1.81	1.80
Net investment income (loss)	4.58	4.73	4.60	4.52	3.22
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$548	$512	$386	$325	$305

Class R2	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$12.29	$12.05	$11.76	$11.75	$15.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.64	$0.64	$0.60	$0.58	$0.50
Net realized and unrealized gain (loss)	0.31	0.26	0.44	0.19	(3.18)
Total from investment operations	$0.95	$0.90	$1.04	$0.77	$(2.68)
Less distributions declared to shareholders
From net investment income	$(0.64)	$(0.66)	$(0.75)	$(0.76)	$(0.57)
Net asset value, end of period (x)	$12.60	$12.29	$12.05	$11.76	$11.75
Total return (%) (r)(s)(t)(x)	7.78	7.69	9.17	6.89	(18.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.33	1.34	1.32	1.32	1.32
Expenses after expense reductions	1.32	1.32	1.31	1.31	1.30
Net investment income (loss)	5.08	5.25	5.11	5.01	3.70
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$7,968	$9,570	$9,847	$9,327	$9,831

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R3	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$12.26	$12.02	$11.73	$11.72	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.68	$0.66	$0.63	$0.61	$0.54
Net realized and unrealized gain (loss)	0.29	0.27	0.43	0.19	(3.18)
Total from investment operations	$0.97	$0.93	$1.06	$0.80	$(2.64)
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.69)	$(0.77)	$(0.79)	$(0.60)
Net asset value, end of period (x)	$12.56	$12.26	$12.02	$11.73	$11.72
Total return (%) (r)(s)(t)(x)	7.97	7.97	9.45	7.16	(18.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.08	1.07	1.07	1.07
Expenses after expense reductions	1.07	1.07	1.06	1.06	1.05
Net investment income (loss)	5.33	5.50	5.37	5.27	3.96
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$32,541	$51,194	$47,044	$37,811	$32,029

Class R4	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$12.25	$12.01	$11.73	$11.71	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.71	$0.70	$0.65	$0.64	$0.57
Net realized and unrealized gain (loss)	0.30	0.26	0.43	0.20	(3.18)
Total from investment operations	$1.01	$0.96	$1.08	$0.84	$(2.61)
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.72)	$(0.80)	$(0.82)	$(0.64)
Net asset value, end of period (x)	$12.56	$12.25	$12.01	$11.73	$11.71
Total return (%) (r)(s)(t)(x)	8.33	8.23	9.63	7.52	(17.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.83	0.82	0.82	0.82
Expenses after expense reductions	0.82	0.82	0.81	0.81	0.80
Net investment income (loss)	5.58	5.76	5.61	5.51	4.23
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$52,916	$43,113	$45,574	$50,981	$36,790

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R6	Year ended
	7/31/26	7/31/25	7/31/24	7/31/23	7/31/22
Net asset value, beginning of period	$12.25	$12.01	$11.72	$11.72	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.72	$0.71	$0.67	$0.65	$0.59
Net realized and unrealized gain (loss)	0.29	0.26	0.43	0.18	(3.18)
Total from investment operations	$1.01	$0.97	$1.10	$0.83	$(2.59)
Less distributions declared to shareholders
From net investment income	$(0.71)	$(0.73)	$(0.81)	$(0.83)	$(0.65)
Net asset value, end of period (x)	$12.55	$12.25	$12.01	$11.72	$11.72
Total return (%) (r)(s)(t)(x)	8.36	8.35	9.84	7.45	(17.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.72	0.73	0.71	0.71	0.69
Expenses after expense reductions	0.70	0.71	0.70	0.70	0.68
Net investment income (loss)	5.69	5.85	5.71	5.62	4.32
Portfolio turnover rate	83	69	58	52	52
Net assets at end of period (000 omitted)	$3,166,040	$2,912,344	$2,528,722	$2,256,558	$2,322,980

(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Notes to Financial Statements
(1) Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$5,767,196,750	$—	$5,767,196,750
Foreign Bonds	—	1,414,493,953	—	1,414,493,953
Investment Companies	333,213,759	—	—	333,213,759
Total	$333,213,759	$7,181,690,703	$—	$7,514,904,462

Other Financial Instruments
Futures Contracts – Assets	$5,396,487	$—	$—	$5,396,487
Futures Contracts – Liabilities	(4,734,856)	—	—	(4,734,856)
Forward Foreign Currency Exchange Contracts – Assets	—	3,512,724	—	3,512,724
Forward Foreign Currency Exchange Contracts – Liabilities	—	(11,947,138)	—	(11,947,138)
Swap Agreements – Liabilities	—	(52,575)	—	(52,575)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$5,396,487	$(4,734,856)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,512,724	(11,947,138)
Credit	Uncleared Swap Agreements	—	(52,575)
Total		$8,909,211	$(16,734,569)
(a)  Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended July 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(4,181,943)	$—	$—
Foreign Exchange	—	—	(159,741)
Credit	—	(290,256)	—
Total	$(4,181,943)	$(290,256)	$(159,741)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended July 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,297,038)	$—	$—
Foreign Exchange	—	—	(19,337,489)
Credit	—	(112,143)	—
Total	$(1,297,038)	$(112,143)	$(19,337,489)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the  Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2026, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, straddle loss deferrals, derivative transactions, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/26	Year ended 7/31/25
Ordinary income (including any short-term capital gains)	$419,236,747	$433,681,941
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/26
Cost of investments	$7,368,178,314
Gross appreciation	278,867,793
Gross depreciation	(139,967,003)
Net unrealized appreciation (depreciation)	$138,900,790
Undistributed ordinary income	67,888,978
Capital loss carryforwards	(1,922,752,396)
Other temporary differences	(46,595,545)
Total distributable earnings (loss)	$(1,762,558,173)
As of July 31, 2026, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(350,508,496)
Long-Term	(1,572,243,900)
Total	$(1,922,752,396)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/26	Year ended 7/31/25
Class A	$11,833,846	$14,772,718
Class B	11,970	27,393
Class C	435,838	576,651
Class I	230,237,380	247,097,841
Class R1	23,948	21,661
Class R2	434,333	513,606
Class R3	2,333,155	2,758,554
Class R4	2,664,410	2,642,185
Class R6	171,261,867	165,271,332
Total	$419,236,747	$433,681,941
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2027. For the year ended July 31, 2026, this management fee reduction amounted to $1,039,600, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,061 for the year ended July 31, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$562,168
Class B	0.75%	0.25%	1.00%	1.00%	2,667
Class C	0.75%	0.25%	1.00%	1.00%	96,608
Class R1	0.75%	0.25%	1.00%	1.00%	5,304
Class R2	0.25%	0.25%	0.50%	0.50%	43,348
Class R3	—	0.25%	0.25%	0.25%	111,100
Total Distribution and Service Fees					$821,195
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2026, this rebate amounted to $53, $2, and $4 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2026, were as follows:
Amount
Class A	$8,459
Class B	—
Class C	1,591
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2026, the fee was $185,189, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $5,108,797.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2026 was equivalent to an annual effective rate of 0.0075% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	5	$65
8/19/2024	Redemption	Class R2	3	36
8/19/2024	Redemption	Class R3	3	35
8/19/2024	Redemption	Class R4	5	61
(4) Portfolio Securities
For the year ended July 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$124,241,190	$446,529,727
Non-U.S. Government securities	5,711,231,554	5,587,896,211
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,751,197	$47,350,669	7,622,784	$92,095,508
Class B	1	15	675	8,141
Class C	140,894	1,797,617	107,190	1,303,124
Class I	68,459,129	864,654,271	81,406,269	979,825,577
Class R1	4,518	57,520	16,558	195,216
Class R2	76,637	974,277	128,385	1,555,440
Class R3	589,627	7,475,315	755,628	9,155,754
Class R4	1,031,833	13,112,099	416,413	5,031,124
Class R6	56,496,054	714,330,963	60,634,180	732,808,933
	130,549,890	$1,649,752,746	151,088,082	$1,821,978,817
Shares issued to shareholders in reinvestment of distributions
Class A	881,727	$11,165,755	993,948	$12,038,375
Class B	938	11,923	2,243	27,325
Class C	33,137	420,895	45,813	556,799
Class I	16,923,298	213,605,395	19,491,826	235,446,402
Class R1	1,881	23,929	1,782	21,661
Class R2	34,166	434,124	42,232	513,579
Class R3	184,161	2,332,430	227,452	2,756,400
Class R4	210,278	2,663,252	217,826	2,640,356
Class R6	11,957,913	151,290,818	11,542,564	139,645,731
	30,227,499	$381,948,521	32,565,686	$393,646,628

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
	Year ended 7/31/26		Year ended 7/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,933,669)	$(62,425,867)	(16,590,610)	$(199,734,948)
Class B	(23,764)	(302,050)	(34,323)	(418,297)
Class C	(269,981)	(3,434,162)	(405,361)	(4,918,141)
Class I	(100,908,926)	(1,273,069,695)	(113,292,242)	(1,362,257,624)
Class R1	(4,490)	(56,847)	(8,754)	(105,122)
Class R2	(256,827)	(3,262,758)	(209,492)	(2,538,660)
Class R3	(2,357,792)	(29,607,389)	(721,925)	(8,720,064)
Class R4	(548,609)	(6,948,720)	(909,987)	(11,020,399)
Class R6	(54,000,199)	(679,847,201)	(45,000,266)	(541,070,344)
	(163,304,257)	$(2,058,954,689)	(177,172,960)	$(2,130,783,599)
Net change
Class A	(300,745)	$(3,909,443)	(7,973,878)	$(95,601,065)
Class B	(22,825)	(290,112)	(31,405)	(382,831)
Class C	(95,950)	(1,215,650)	(252,358)	(3,058,218)
Class I	(15,526,499)	(194,810,029)	(12,394,147)	(146,985,645)
Class R1	1,909	24,602	9,586	111,755
Class R2	(146,024)	(1,854,357)	(38,875)	(469,641)
Class R3	(1,584,004)	(19,799,644)	261,155	3,192,090
Class R4	693,502	8,826,631	(275,748)	(3,348,919)
Class R6	14,453,768	185,774,580	27,176,478	331,384,320
	(2,526,868)	$(27,253,422)	6,480,808	$84,841,846
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and the MFS Growth Allocation Fund were the owners of record of approximately 3% and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2026, the fund’s commitment fee and interest expense were $35,434 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended July 31, 2026:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$300,018,364	$3,115,106,385	$3,081,946,436	$(14,388)	$49,834	$333,213,759

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,735,025	$—

MFS Emerging Markets Debt Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Emerging Markets Debt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of July 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 15, 2026

MFS Emerging Markets Debt Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Debt Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of several months beginning in April and ending in July, 2026 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2025 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2025, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2025 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $7.5 billion, and $12.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2026.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 15, 2026

*  Print name and title of each signing officer under his or her signature.